UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885

(Investment Company Act file number)

Broadview Funds Trust

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

(414) 918-3900

(Registrant's telephone number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: April 1, 2019 – June 30, 2019

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (87.29%)
CONSUMER DISCRETIONARY (9.13%)
Hotels, Restaurants & Leisure (1.62%)
Chuy's Holdings, Inc.(a)	200,883	$4,604,239

Interactive Media & Services (1.89%)
TripAdvisor, Inc.(a)	115,800	5,360,382

Leisure Products (2.12%)
Brunswick Corp.	131,354	6,027,835

Media (1.09%)
National CineMedia, Inc.	472,509	3,099,659

Multiline Retail (1.30%)
Nordstrom, Inc.	116,200	3,702,132

Specialty Retail (1.11%)
Hibbett Sports, Inc.(a)	172,951	3,147,708

CONSUMER STAPLES (6.20%)
Beverages (1.98%)
Boston Beer Co., Inc. - Class A(a)	14,886	5,623,335

Chemicals (0.64%)
Scotts Miracle-Gro Co.	18,372	1,809,642

Food Products (2.61%)
Freshpet, Inc.(a)	66,400	3,021,864
Hain Celestial Group, Inc.(a)	200,900	4,399,710
		7,421,574
Personal Products (0.97%)
Edgewell Personal Care Co.(a)	102,600	2,765,070

ENERGY (0.46%)
Oil, Gas & Consumable Fuels (0.46%)
Whiting Petroleum Corp.(a)	70,420	1,315,446

FINANCIALS (15.15%)
Banks (9.40%)
Chemical Financial Corp.	175,187	7,201,938
LegacyTexas Financial Group, Inc.	103,981	4,233,066
PacWest Bancorp	28,700	1,114,421
Renasant Corp.	44,600	1,602,924
Veritex Holdings, Inc.	145,298	3,770,483
Western Alliance Bancorp(a)	140,000	6,260,800
Zions Bancorp	54,900	2,524,302
		26,707,934
Consumer Finance (1.85%)
PRA Group, Inc.(a)	186,400	5,245,296

Thrifts & Mortgage Finance (3.90%)
MGIC Investment Corp.(a)	843,925	11,089,175

HEALTH CARE (14.30%)
Biotechnology (1.31%)
Natera, Inc.(a)	135,317	3,732,043

Commercial Services & Supplies (0.23%)
Stericycle, Inc.(a)	13,400	639,850

Health Care Equipment & Supplies (5.46%)
Avanos Medical, Inc.(a)	101,800	4,439,498
Cardiovascular Systems, Inc.(a)	101,200	4,344,516
Globus Medical, Inc. - Class A(a)	120,000	5,076,000

	Shares	Value
COMMON STOCKS (87.29%) (continued)
HEALTH CARE (14.30%) (continued)
Health Care Equipment & Supplies (5.46%) (continued)
Nevro Corp.(a)	25,700	$1,666,131
		15,526,145
Health Care Providers & Services (2.59%)
Encompass Health Corp.	116,232	7,364,459

Health Care Technology (1.58%)
Vocera Communications, Inc.(a)	140,300	4,478,376

Life Sciences Tools & Services (1.53%)
PRA Health Sciences, Inc.(a)	43,900	4,352,685

Pharmaceuticals (1.60%)
Catalent, Inc.(a)	83,700	4,537,377

INDUSTRIALS (20.54%)
Building Products (2.06%)
Masco Corp.	149,113	5,851,194

Construction & Engineering (3.72%)
Construction Partners, Inc. - Class A(a)	133,534	2,005,681
WillScot Corp.(a)	569,050	8,558,512
		10,564,193
Electronic Equipment, Instruments & Components (1.75%)
FLIR Systems, Inc.	92,000	4,977,200

Industrial Conglomerates (1.25%)
Carlisle Cos., Inc.	25,400	3,566,414

Machinery (10.40%)
Crane Co.	55,500	4,630,920
Gardner Denver Holdings, Inc.(a)	38,150	1,319,990
Kennametal, Inc.	124,507	4,605,514
Kornit Digital, Ltd.(a)	140,425	4,445,855
Rexnord Corp.(a)	238,856	7,218,228
Twin Disc, Inc.(a)	171,700	2,592,670
Welbilt, Inc.(a)	282,994	4,726,000
		29,539,177
Trading Companies & Distributors (1.36%)
Beacon Roofing Supply, Inc.(a)	104,900	3,851,928

INFORMATION TECHNOLOGY (15.95%)
Communications Equipment (1.34%)
Ciena Corp.(a)	92,300	3,796,299

Electronic Equipment, Instruments & Components (2.26%)
Keysight Technologies, Inc.(a)	27,400	2,460,794
National Instruments Corp.	34,000	1,427,660
Zebra Technologies Corp. - Class A(a)	12,100	2,534,829
		6,423,283
IT Services (1.95%)
LiveRamp Holdings, Inc.(a)	114,241	5,538,403

Semiconductors & Semiconductor Equipment (2.86%)
Entegris, Inc.	101,400	3,784,248
Marvell Technology Group, Ltd.	181,800	4,339,566
		8,123,814
Software (7.54%)
Box, Inc. - Class A(a)	77,200	1,359,492
CommVault Systems, Inc.(a)	180,354	8,949,166
FireEye, Inc.(a)	522,600	7,739,706
PTC, Inc.(a)	37,719	3,385,657
		21,434,021
MATERIALS (5.56%)
Chemicals (3.18%)
Ferro Corp.(a)	291,160	4,600,328

	Shares	Value
COMMON STOCKS (87.29%) (continued)
MATERIALS (5.56%) (continued)
Chemicals (3.18%) (continued)
Olin Corp.	202,611	$4,439,207
		9,039,535
Construction Materials (0.97%)
Vulcan Materials Co.	20,011	2,747,711

Metals & Mining (1.41%)
Allegheny Technologies, Inc.(a)	159,221	4,012,369

TOTAL COMMON STOCKS
(COST $199,960,713)		248,015,903

SHORT TERM INVESTMENTS (13.26%)
MONEY MARKET FUND (13.26%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 2.249%	37,678,779	37,678,779

TOTAL SHORT TERM INVESTMENTS
(COST $37,678,779)		37,678,779

TOTAL INVESTMENTS (100.55%)
(COST $237,639,492)		285,694,682

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.55%)		(1,572,970)

NET ASSETS 100.00%		$284,121,712

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments

June 30, 2019 (unaudited)

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”),

approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996. On the date of the reorganization, the Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and the financial highlights reflect the operations of the Predecessor Fund for periods prior to the reorganization date.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services- Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are fair valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments and securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on NASDAQ are valued at the Nasdaq Official Closing Price or if no sale is reported, at the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale price, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2019, there were no securities that were internally fair valued by the investment adviser. Variable rate demand notes are recorded at par value, which approximates fair value. Money market funds, representing short-term investments, are valued at their net asset value. Other short-term investments with maturities of 60 days or less are valued at fair value.

Securities Transactions and Related Investment Income — Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. For financial reporting purposes, investment transactions are recorded on the trade date.

Fair Value Measurement — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under GAAP:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2019:

Broadview Opportunity Fund

	Valuation Inputs
Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$248,015,903	$–	$–	$248,015,903
Short-Term Security	37,678,779	–	–	37,678,779
Total	$285,694,682	$–	$–	$285,694,682

*	See Schedule of Investments for industry classification.

For the period ended June 30, 2019, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 23, 2019

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	August 23, 2019